Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling Interest	Comprehensive Income
Balance at Dec. 31, 2008	$ 1,463,578	$ 1,240	$ 0	$ (111,703)	$ 1,569,818	$ 4,223
Comprehensive income:
Net earnings	91,517				92,482	(965)	91,517
Other comprehensive income net of income tax benefit of $12,604, $5,443 and $3,206 for the years ended 2011, 2010 and 2009, respectively:
Foreign currency translation adjustment	(9,365)			(9,365)			(9,365)
Unrealized gain (loss) on investments	798			798			798
Unrecognized pension cost	5,484			5,484			5,484
Total comprehensive income	88,434						88,434
Addition of noncontrolling interests	600					600
Dividends paid to noncontrolling interests	(112)					(112)
Repurchase of common stock	(3,370)	(3)			(3,367)
Dividends on common stock	(3,711)				(3,711)
Balance at Dec. 31, 2009	1,545,419	1,237	0	(114,786)	1,655,222	3,746
Comprehensive income:
Net earnings	283,012				283,611	(599)	283,012
Other comprehensive income net of income tax benefit of $12,604, $5,443 and $3,206 for the years ended 2011, 2010 and 2009, respectively:
Foreign currency translation adjustment	(3,704)			(3,704)			(3,704)
Unrealized gain (loss) on investments	(2,134)			(2,134)			(2,134)
Unrecognized pension cost	(3,283)			(3,283)			(3,283)
Total comprehensive income	273,891						273,891
Addition of noncontrolling interests	(68)					(68)
Dividends paid to noncontrolling interests	(36)					(36)
Repurchase of common stock	(29,994)	(21)			(29,973)
Dividends on common stock	(10,963)				(10,963)
Balance at Dec. 31, 2010	1,778,249	1,216	0	(123,907)	1,897,897	3,043
Comprehensive income:
Net earnings	343,557				345,847	(2,290)	343,557
Other comprehensive income net of income tax benefit of $12,604, $5,443 and $3,206 for the years ended 2011, 2010 and 2009, respectively:
Foreign currency translation adjustment	(12,398)			(12,389)		(9)	(12,398)
Unrealized gain (loss) on investments	(756)			(756)			(756)
Unrecognized pension cost	(19,065)			(19,013)		(52)	(19,065)
Total comprehensive income	311,338						311,338
Dividends paid to noncontrolling interests	(149)					(149)
Repurchase of common stock	(9,971)	(5)			(9,966)
Balance at Dec. 31, 2011	$ 2,079,467	$ 1,211	$ 0	$ (156,065)	$ 2,233,778	$ 543